Benefit Plans (Details Textual) (USD $)	1 Months Ended	12 Months Ended						12 Months Ended		12 Months Ended								1 Months Ended	12 Months Ended
	Feb. 28, 2011 Y	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 30, 2010	Jun. 07, 2010	Dec. 31, 2008	Dec. 31, 2011 2003 Plan and 2010 Plan [Member]	May 31, 2011 Independent Trustees [Member]	Dec. 31, 2011 Non-vested share awards [Member]	Dec. 31, 2010 Non-vested share awards [Member]	Dec. 31, 2009 Non-vested share awards [Member]	Dec. 31, 2011 Employee Share Purchase Plan [Member]	Dec. 31, 2010 Employee Share Purchase Plan [Member]	Dec. 31, 2009 Employee Share Purchase Plan [Member]	Dec. 31, 2011 Stock Options [Member] Y	Dec. 31, 2009 Stock Options [Member]	Feb. 28, 2011 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member] Y	Dec. 31, 2010 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2009 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 Trustee Share Based Awards [Member]	Dec. 31, 2010 Trustee Share Based Awards [Member]	Dec. 31, 2009 Trustee Share Based Awards [Member]
Benefit Plans (Textual) [Abstract]
Total combined awards authorized under the 2003 Plan and 2009 Plan								9,000,000
Restricted common shares, granted										182,389	217,742	437,976						162,079
Vesting period of first award	5
Number of common shares issued to independent non-employee trustees		50,321,000	50,321,000		11,500,000	880,648			20,310
Unrecognized compensation cost related to non vested shares																$ 600,000			$ 3,700,000
Weighted average period for recognition of non vested shares																2.7			3.1
Compensation expense associated with trustee share based awards		300,000	200,000	200,000															1,900,000	3,200,000	2,600,000	300,000	300,000	300,000
Compensation expense associated with restricted share based awards													35,000	32,000	5,000
Common shares issued under the plan													10,800	9,850	1,908
Preceding years, which is equivalent to the awards expected life		5 years
Stock options exercised		9,311	4,931														0
Benefit Plans (Additional Textual) [Abstract]
Additional shares for issuance		4,500,000
Reduction in Awards available for issuance on the issue of every stock options granted		1
Reduction in awards available for issuance		3.44
Common equity awards remained available for issuance by the Company		6,200,000
Stock options awarded		1,300,000
Percentage of options to be vested on the first anniversary of the grant date		25.00%
Percentage of options to be vested after the date of grant in each subsequent quarter		6.25%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date		10 Years
Outstanding stock options awarded		887,168	811,580	751,404			683,469
Weighted average grant date fair value of the stock options issued		$ 5.40	$ 3.51	$ 1.97
Amount received from the exercise of stock options		95,000	46,000
Total intrinsic value of options exercised		46,000	29,000
Weighted average grant date fair value of shares issued		$ 16.34	$ 12.91	$ 9.03						$ 16.34	$ 12.91	$ 9.03
Total fair value of vested shares		1,300,000	3,300,000	500,000
Eligibility for contribution by employees		after one year of consecutive service
Year of consecutive service		1 year
Company matching employee contribution percentage		up to 6% for each of the three years presented
Company matching employee contribution percentage		6.00%
Number of years for contribution presented		3 years
Vesting of employer contribution occurrence percentage		25.00%
Vesting of employer contribution occurrence increment period		4 years
Company's contribution		$ 300,000	$ 300,000	$ 300,000
Stock Issued During Period, Shares		200,000
Offering period of plan		not exceed five years
Maximum offering period		5 years
Percentage of fair value of common shares on the offering date for the calculation of purchase price		85.00%
Percentage of fair value of common shares on the purchase date for the calculation of purchase price		85.00%